5. CHANGE IN BAD DEBT PROVISION ESTIMATES	12 Months Ended
Dec. 31, 2016
Change In Bad Debt Provision Estimates
CHANGE IN BAD DEBT PROVISION ESTIMATES

Effective October 1, 2016, the Company changed its estimates relating to the collectability of the receivables arising from the CeraPay and CeraVest businesses. The provision for credit losses is established via a process that estimates the probable losses inherent in the portfolio. This process includes migration analysis, in which historical delinquency and credit loss experience is applied to the current aging of the portfolio, together with analyses that reflect the estimated consequence resulted from the legal action taken by the Company.

The effect of the change in estimates relating to the CeraPay and CeraVest bad debt provision policy was to decrease net income and (loss) earnings per share as follows (in thousands, except per share amounts):

Year ended December 31, 2016
Decrease to net income	$(8,770)

Effect on net income per share:
Basic	$(0.37)
Diluted	$(0.37)